Stock-Based Compensation - Summary of Incentive Unit Activity for the Period (Detail) - $ / shares		6 Months Ended	12 Months Ended
	Jan. 24, 2023	Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Vested (in shares)	2,400,354
Incentive Units | Time-Vesting Incentive Units
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)		161,616	242,424
Granted (in shares)		0	0
Vested (in shares)		0	80,808
Forfeited (in shares)		0	0
Ending balance (in shares)		161,616	161,616
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share)		$ 0.17	$ 0.15
Granted (in dollars per share)		0	0
Vested (in dollars per share)		0	0.11
Forfeited (in dollars per share)		0	0
Ending balance (in dollars per share)		$ 0.17	$ 0.17
Incentive Units | Time-Vesting Incentive Units | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)		161,616	242,424
Granted (in shares)			0
Vested (in shares)			80,808
Forfeited (in shares)			0
Ending balance (in shares)			161,616
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share)		$ 0.17	$ 0.15
Granted (in dollars per share)			0
Vested (in dollars per share)			0.11
Forfeited (in dollars per share)			0
Ending balance (in dollars per share)			$ 0.17
Incentive Units | Exit-Vesting Incentive Units
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)		80,808	80,808
Granted (in shares)		0	0
Vested (in shares)		0	0
Forfeited (in shares)		0	0
Ending balance (in shares)		80,808	80,808
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share)		$ 0.11	$ 0.11
Granted (in dollars per share)		0	0
Vested (in dollars per share)		0	0
Forfeited (in dollars per share)		0	0
Ending balance (in dollars per share)		$ 0.11	$ 0.11
Incentive Units | Exit-Vesting Incentive Units | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)		80,808	80,808
Granted (in shares)			0
Vested (in shares)			0
Forfeited (in shares)			0
Ending balance (in shares)			80,808
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share)		$ 0.11	$ 0.11
Granted (in dollars per share)			0
Vested (in dollars per share)			0
Forfeited (in dollars per share)			0
Ending balance (in dollars per share)			$ 0.11